Net Loss Per Share (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Numerator:
Net loss attributable to Aptorum Group Limited	$ (2,547,462)	$ (14,831,723)
Denominator:
Basic and diluted weighted average common shares outstanding	26,963,435	27,909,788
Basic and diluted loss per share	$ (0.09)	$ (0.53)